Capital Stock and Additional Paid-in Capital (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Activity of Stock Options

A summary of the activity for our 2003 Stock Plan and 2006 Equity Incentive Plan is presented below for the nine months ended September 30, 2014:

	Options Outstanding				Options Exercisable
	Number of Shares	Price per Share Range	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Balance, January 1, 2014	5,279,229	$0.35 - $6.55	$2.11	$784,154	4,012,378	$2.28	$697,826
Granted	915,952	$1.37 - $1.53	$1.42
Exercised	(276,586)	$0.35 - $1.27	$0.79
Canceled	(1,470,336)	$0.35 - $6.55	$1.40

Balance, September 30, 2014	4,448,259	$0.35 - $6.55	$1.92	$494,279	3,055,457	$2.11	$459,175

(1)	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-the-money options only. The aggregate intrinsic value is based on the closing price of Luna’s common stock on the NASDAQ Capital Market, as applicable, on the respective dates.

The following table sets forth the activity of the options to purchase common stock under the 2003 Plan and the 2006 Plan:

	Options Outstanding			Options Exercisable
	Number of Shares	Price per Share Range	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Balance at January 1, 2012	4,641,039	$0.35–6.74	$2.23	$1,509,270	3,206,994	$2.23	$1,258,740
Forfeited	(64,245)	0.65–5.50	1.91
Exercised	(182,702)	0.35–1.77	0.38
Granted	1,028,038	1.40–1.75	1.67

Balance at December 31, 2012	5,422,130	$0.35–6.74	$2.19	$639,904	3,775,388	$2.37	$604,292
Forfeited	(693,644)	0.35–6.74	2.08
Exercised	(137,097)	0.35–1.18	0.56
Granted	687,840	1.20–1.31	1.29

Balance at December 31, 2013	5,279,229	$0.35–6.55	$2.11	$784,154	4,012,378	$2.28	$697,826

(1)	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-money options only. The prices represent the closing price of our Common Stock on the NASDAQ Capital Market on the respective dates.

Activity of Stock Option by Exercise Price Range

		Options Outstanding			Options Exercisable
	Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price of Options Exercisable
Year ended December 31, 2012	$0.35–6.74	5,422,130	6.39	$2.19	3,775,388	$2.37
Year ended December 31, 2013	$0.35–6.55	5,279,229	5.88	$2.11	4,012,378	$2.28

	Total intrinsic value of options exercised	Total fair value of options vested
Year ended December 31, 2012	$215,541	$1,170,738
Year ended December 31, 2013	$111,595	$1,248,067

Equity Transactions

The following details our equity transactions during the nine months ended September 30, 2014:

	Preferred Stock		Common Stock		Treasury Stock		Additional Paid-in Capital
	Shares	$	Shares	$	Shares	$	$
Balances, December 31, 2013	1,321,514	1,322	14,527,335	14,842	—	—	62,756,571
Exercise of stock options	—	—	276,586	277	—	—	217,668
Share-based compensation	—	—	268,500	209	—	—	766,724
Stock dividends to Carilion Clinic (1)	—	—	—	59	—	—	83,572
Purchase of treasury stock					(22,725)	(32,221)

Balances, September 30, 2014	1,321,514	1,322	15,072,421	15,387	(22,725)	(32,221)	63,824,535

(1)	The stock dividends payable in connection with Carilion Clinic’s Series A Preferred Stock will be issued subsequent to September 30, 2014. For the period from January 12, 2010, the original issue date of the Series A Preferred Stock, through September 30, 2014, the Series A Preferred Stock issued to Carilion has accrued $793,807 in dividends. The accrued and unpaid dividends as of September 30, 2014 will be paid by the issuance of 373,994 shares of our common stock upon Carilion’s written request.